Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Major Related Parties and Their Relationships

Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Nanjing Lefang	Investee with significant influence	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Hainan Chenxi Investment Consulting Co., Ltd (“Hainan Chenxi”)	Investee with significant influence (Since July 2020)	Related party loan and referral services
Diaobiao Zhonghai (Beijing）Technology Co., Ltd (“Diaobiao Zhonghai”)	Equity method investee (Since July 2020)	Capital
Zhongzheng Jinniu (Beijing) Investment Consulting Co., Ltd (“Zhongzheng Jinniu”)	Equity method investee (Since 2018)	Related party loan
Beijing Lize Jiaxing Technology Co., LTD (“Lize Jiaxing”)	Equity method investee (Since 2022)	Related party loan
Zhuhai Yuanxin Investment Partnership (“Zhuhai Yuanxin”)	Equity method investee (Since 2021)	Related party loan
Shuimu Online (Beijing) Technology Co., Ltd(Shuimu Online)	Equity method investee (Since 2020)	Related party loan

Schedule of Related Parties	Revenue provided by related parties
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Hainan Chenxi	519	229	4
Amounts due from related parties
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Zhongzheng Jinniu	25,030	57,108	58,005
Hainan Chenxi	67,750	92,397	92,360
Nanjing Lefang	50,000	43,500	43,100
Zhuhai Yuanxin	—	5,000	5,000
Lize Jiaxing	—	50	150
Subtotal	142,780	198,055	198,615
Impairment	(142,780)	(198,055)	(198,615)
Total	—	—	—
Amounts due to related parties
	December 31, 2023	December 31, 2024
	RMB	RMB
Shuimu online	882	1,402
Nanjing Lefang	4,620	4,620
Diaobiao Zhonghai	3	—
Total	5,505	6,022